Long-Lived Assets (Detail)	3 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 25, 2016 USD ($) a Property	Dec. 31, 2017 USD ($)	Mar. 25, 2018 USD ($)	Mar. 26, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Closed operations, properties | Property			1
Area of land | a			670
Other Assets [Member]
Property, Plant and Equipment [Line Items]
Land Available-for-sale			$ 17,100,000
Cedar Point [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use				$ 8,600,000
Wildwater Kingdom [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use	$ 7,600,000	$ 0		7,600,000
Wildwater Kingdom [Member] | Other Assets [Member]
Property, Plant and Equipment [Line Items]
Impairment of real estate			$ 0
Assets held-for-sale	$ 9,000,000	$ 17,000,000		$ 9,000,000	$ 9,000,000	$ 17,000,000